Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 13 — Long-Term Debt

Debt consisted of the following (in millions):

	December 31, 2013	December 31, 2012
WC Term Loan Agreement	$1,832.8	$—
Amended and Restated ACT Term Loan	1,310.0	1,700.0
Revolving Credit Facility	265.0	—
Senior Notes:
$450.0 million 5.00% notes	—	450.0
$1,200.0 million 1.875% notes due October 1, 2017	1,200.0	1,200.0
$1,250.0 million 7.75% notes due September 15, 2018	1,250.0	—
$400.0 million 6.125% notes due August 14, 2019	400.0	400.0
$1,700.0 million 3.250% notes due October 1, 2022	1,700.0	1,700.0
$1,000.0 million 4.625% notes due October 1, 2042	1,000.0	1,000.0
Plus: Unamortized premium	103.9	—
Less: Unamortized discount	(31.9)	(35.1)

Senior Notes, net	5,622.0	4,714.9
Capital leases	22.2	18.4

Total debt	9,052.0	6,433.3
Less: Current portion	534.6	176.2

Total long-term debt and capital leases	$8,517.4	$6,257.1

Credit Facility Indebtedness

2013 Term Loan

WC Term Loan Agreement

On October 1, 2013 (the “Closing Date”), Warner Chilcott Corporation (“WC Corporation”), WC Luxco S.à r.l. (“WC Luxco”), WCCL (“WC Company” and, together with WC Corporation and WC Luxco, the “WC Borrowers”), as borrowers, and Warner Chilcott Finance LLC, as a subsidiary guarantor, became parties to that certain Warner Chilcott Term Loan Credit and Guaranty Agreement (the “WC Term Loan Agreement”), dated as of August 1, 2013, by and among the Company, as parent guarantor, Bank of America (“BofA”), as administrative agent thereunder and a syndicate of banks participating as lenders. Pursuant to the WC Term Loan Agreement, on the Closing Date, the lenders party thereto provided term loans to the WC Borrowers in a total aggregate principal amount of $2.0 billion, comprised of (i) a $1.0 billion tranche that will mature on October 1, 2016 (the “Three Year Tranche”) and (ii) a $1.0 billion tranche that will mature on October 1, 2018 (the “Five Year Tranche”). The proceeds of borrowings under the WC Term Loan Agreement, together with $41.0 million of cash on hand, were used to finance, the repayment in full of all amounts outstanding under Warner Chilcott’s then-existing Credit Agreement, dated as of March 17, 2011, as amended by Amendment No. 1 on August 20, 2012, among the WC Borrowers, BofA, as administrative agent and a syndicate of banks participating as lenders.

Borrowings under the WC Term Loan Agreement bear interest at the applicable WC Borrower’s choice of a per annum rate equal to either (i) a base rate plus an applicable margin per annum varying from (x) 0.00% per annum to 0.75% per annum under the Three Year Tranche and (y) 0.125% per annum to 0.875% per annum under the Five Year Tranche, depending on the publicly announced debt ratings for non-credit-enhanced, senior unsecured long-term indebtedness of Parent (such applicable debt rating the “Debt Rating”) or (b) a Eurodollar rate, plus an applicable margin varying from (x) 1.00% per annum to 1.75% per annum under the Three Year Tranche and (y) 1.125% per annum to 1.875% per annum under the Five Year Tranche, depending on the Debt Rating.

The outstanding principal amount of loans under the Three Year Tranche is not subject to quarterly amortization and shall be payable in full on the three year anniversary of the Closing Date. The outstanding principal amount of loans under the Five Year Tranche is payable in equal quarterly amounts of 2.50% per quarter prior to the fifth anniversary of the Closing Date, with the remaining balance payable on the fifth year anniversary of the Closing Date.

The WC Term Loan Agreement provides that all obligations thereunder are jointly and severally guaranteed by (i) the Company, (ii) each subsidiary of the Company (other than any WC Borrower) that is a primary obligor or a guarantor under the 7.75% senior notes due 2018 issued by the Puerto Rico Borrower and Warner Chilcott Finance LLC and (iii) any subsidiary (other than any WC Borrower) that becomes a guarantor of third party indebtedness of a WC Borrower in an aggregate principal amount exceeding $200.0 million (unless, in the case of a foreign subsidiary, such guarantee would give rise to adverse tax consequences as reasonably determined by Parent).

The New Term Loan Agreement contains representations and warranties, financial reporting covenants and other affirmative covenants, negative covenants, a financial covenant and events of default that are substantially similar to those in the Amended and Restated Credit Facilities.

During the year ended December 31, 2013, the Company made optional prepayments totaling $75.0 million of its indebtedness under the Three Year Tranche and $67.3 million of its indebtedness under the Five Year Tranche. As of December 31, 2013, the outstanding indebtedness under the Three Year Tranche and the Five Year Tranche was $925.0 million and $907.8 million, respectively. The book value of the outstanding indebtedness approximates fair value as the debt is at variable interest rates and re-prices frequently.

Amended and Restated Actavis, Inc. Credit and Guaranty Agreements

Amended and Restated ACT Term Loan

On the Closing Date and pursuant to that certain Term Loan Amendment Agreement (the “Term Amendment Agreement”), by and among Actavis, Inc., a wholly owned subsidiary of the Company, BofA, as administrative agent thereunder, and the lenders party thereto, dated as of August 1, 2013, the Company, as parent guarantor, Actavis WC Holding S.à r.l. (the “ACT Borrower”), as borrower, Actavis, Inc., as a subsidiary guarantor, and BofA, as administrative agent, entered into that certain Amended and Restated Actavis Term Loan Credit and Guaranty Agreement (the “ACT Term Loan Agreement”), dated as of October 1, 2013. The ACT Term Loan Agreement amended and restated Actavis, Inc.’s $1,800.0 million senior unsecured term loan credit facility, dated as of June 22, 2012. At closing, an aggregate principal amount of $1,572.5 million was outstanding under the ACT Term Loan Agreement.

The Amended and Restated Term Loan provides that loans thereunder will bear interest, at the Company’s choice, of a per annum rate equal to either (a) a base rate, plus an applicable margin per annum varying from 0.00% per annum to 1.00% per annum depending on the Debt Rating or (b) a Eurodollar rate, plus an applicable margin varying from 1.00% per annum to 2.00% per annum depending on the Debt Rating.

The Amended and Restated Term Loan matures on October 31, 2017 (or if such day is not a business day, the next preceding business day). The outstanding principal amount is payable in equal quarterly installments of 2.50% per quarter, with the remaining balance payable on the maturity date.

The ACT Term Loan Agreement contains covenants that are substantially similar to those in the Company’s Amended and Restated Revolver (defined below). The ACT Term Loan Agreement contains standard events of default (the occurrence of which may trigger an acceleration of amounts outstanding under the ACT Term Loan Agreement). The ACT Term Loan Agreement became effective in accordance with its terms on October 1, 2013.

The Company is subject to, and, at December 31, 2013, was in compliance with, all financial and operational covenants under the terms of the ACT Term Loan Agreement. During the year ended December 31, 2013, the Company made optional prepayments of $220.0 million of indebtedness under the ACT Term Loan Agreement. The outstanding balance of the Term Loan at December 31, 2013 was $1,310.0 million. The book value of the outstanding indebtedness approximates fair value as the debt is at variable interest rates and re-prices frequently.

Revolving Credit Facility

On the Closing Date and pursuant to that certain Revolver Loan Amendment Agreement (the “Revolver Amendment Agreement” and, together with the Term Amendment Agreement, the “Amendment Agreements”), by and among Actavis, Inc., as subsidiary guarantor, BofA, as administrative agent thereunder, and the lenders party thereto, dated as of August 1, 2013, the Company, as parent guarantor, the ACT Borrower, as borrower, Actavis, Inc., as a subsidiary guarantor, and BofA, as administrative agent, entered into that certain Amended and Restated Actavis Revolving Credit and Guaranty Agreement (the “ACT Revolving Credit Agreement” and, together with the ACT Term Loan Agreement, the “Amended and Restated Credit Agreements”), dated as of October 1, 2013. The ACT Revolving Credit Agreement amended and restated Actavis, Inc.’s $750.0 million senior unsecured revolving credit facility dated as of September 16, 2011, as amended by that certain Amendment No. 1 to the credit agreement and joinder agreement, dated as of May 21, 2012. At closing, $9.4 million of letters of credit were outstanding under the ACT Revolving Credit Agreement. At closing, no loans were outstanding under the ACT Revolving Credit Agreement.

The ACT Revolving Credit Agreement provides that loans thereunder will bear interest, at the Company’s choice, of a per annum rate equal to either (a) a base rate, plus an applicable margin per annum varying from 0.00% per annum to 0.75% per annum depending on the Debt Rating or (b) a Eurodollar rate, plus an applicable margin varying from 0.875% per annum to 1.75% per annum depending on the Debt Rating. Additionally, to maintain availability of funds, the Company pays an unused commitment fee, which according to the pricing grid is set at 0.15% of the unused portion of the revolver.

Subject to certain limitations, borrowings under the ACT Revolving Credit Agreement may be made in alternative currencies, including Euros, British Pounds Sterling and other currencies. The ACT Revolving Credit Agreement contains sublimits on letters of credit and swingline loans in the amount of $100.0 million and $50.0 million, respectively. The issuance of letters of credit and borrowings of swingline loans reduces the amount available to be borrowed under the ACT Revolving Credit Agreement on a dollar-for-dollar basis. Amounts borrowed under the ACT Revolving Credit Agreement may be used to finance working capital and other general corporate purposes.

The ACT Revolving Credit Agreement imposes certain customary restrictions including, but not limited to, limits on the incurrence of debt or liens upon the assets of the Company or its subsidiaries, investments and restricted payments. The ACT Revolving Credit Agreement includes a consolidated leverage ratio covenant, as defined, whereby the Company is permitted to have a maximum consolidated leverage ratio as of the last day of any period of four consecutive fiscal quarters of the Company of up to (i) with respect to the four consecutive fiscal quarters from the Acquisition Date through December 31, 2013, 4.25 to 1.00; (ii) with respect to the four consecutive fiscal quarters from January 1, 2014 through December 31, 2014, 4.00 to 1.00; and (iii) with respect to the period of four consecutive fiscal quarters ending from January 1, 2015 and thereafter, 3.50 to 1.00.

The Company is subject to, and, as of December 31, 2013, was in compliance with, all financial and operational covenants under the terms of the Revolving Credit Facility. At December 31, 2013, loans and letters of credit outstanding were $265.0 million and $9.4 million, respectively. The net availability under the Revolving Credit Facility was $475.6 million. As of the date of this report, the Company repaid the full amount of its indebtedness under the Revolving Credit Facility.

Senior Notes Indebtedness

Actavis, Inc. Supplemental Indenture

On October 1, 2013, the Company, Actavis, Inc., a wholly owned subsidiary of the Company, and Wells Fargo Bank, National Association, as trustee, entered into a fourth supplemental indenture (the “Fourth Supplemental Indenture”) to the indenture, dated as of August 24, 2009 (the “Base Indenture” and, together with the First Supplemental Indenture, the Second Supplemental Indenture and the Third Supplemental Indenture (each as defined below), the “Indenture”), as supplemented by the first supplemental indenture, dated as of August 24, 2009 (the “First Supplemental Indenture”), the second supplemental indenture, dated as of May 7, 2010 (the “Second Supplemental Indenture”), and the third supplemental indenture, dated as of October 2, 2012 (the “Third Supplemental Indenture”). Pursuant to the Fourth Supplemental Indenture, the Company has provided a full and unconditional guarantee of Actavis, Inc.’s obligations under its $450.0 million 5.000% senior notes due August 15, 2014, (the “2014 Notes”), its $400.0 million 6.125% senior notes due August 15, 2019 (the “2019 Notes”), its $1,200.0 million 1.875% senior notes due October 1, 2017 (the “2017 Notes”), its $1,700.0 million 3.250% senior notes due October 1, 2022 (the “2022 Notes”) and its $1,000.0 million 4.625% Senior Notes due 2042 (the “2042 Notes”, and together with the 2014 Notes, the 2019 Notes, the 2017 Notes and the 2022 Notes, the “Notes”).

On October 18, 2013, Actavis, Inc., a wholly-owned subsidiary of the Company, instructed Wells Fargo Bank, National Association, as trustee (the “Trustee”), pursuant to the Indenture governing its 2014 Notes, to issue a notice from Actavis, Inc. to the holders of the 2014 Notes that Actavis, Inc. has elected to redeem in full the entire aggregate principal amount of the 2014 Notes on November 5, 2013 (the “Redemption Date”). The 2014 Notes, which had an outstanding principal balance of $450.0 million and which were fully and unconditionally guaranteed by the Company, were redeemed on November 5, 2013 at a redemption price equal to $465.6 million, which resulted in a cash expense of $15.6 million.

WC Supplemental Indenture

On October 1, 2013, the Company, WCCL, Warner Chilcott Finance LLC (the “Co-Issuer” and together with WC Company, the “Issuers”) and Wells Fargo Bank, National Association, as trustee (the “WC Trustee”), entered into a third supplemental indenture (the “Supplemental Indenture”) to the indenture, dated as of August 20, 2010 (the “WC Indenture”), among the Issuers, the guarantors party thereto and the WC Trustee, with respect to the Issuers’ 7.75% senior notes due 2018 (the “WC Notes”). Pursuant to the Supplemental Indenture, the Company has provided a full and unconditional guarantee of the Issuers’ obligations under the WC Notes and the WC Indenture.

On October 1, 2013, the Issuers and the Trustee entered into a release of guarantees of certain guarantors (the “Release of Guarantees”), pursuant to which Warner Chilcott’s guarantee of the WC Notes was released in accordance with Section 11.05(f) of the WC Indenture and the guarantees of certain other guarantors were released in accordance with Section 11.05(c) or 11.05(e) of the WC Indenture.

The WC Notes are unsecured senior obligations of the Issuers, guaranteed on a senior basis by the Company and are, subject to certain exceptions. The WC Notes will mature on September 15, 2018. Interest on the WC Notes is payable on March 15 and September 15 of each year.

The WC Indenture contains restrictive covenants that limit, among other things, the ability to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, repurchase subordinated debt and common and preferred stock, make other restricted payments, make investments, sell certain assets, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets and enter into certain transactions with affiliates. Certain of these restrictive covenants will be suspended at any time when the WC Notes are rated Investment Grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Rating Services and no Default has occurred and is continuing, in each case as described and defined in the WC Indenture. The WC Indenture also contains customary events of default which would permit the holders of the WC Notes to declare those WC Notes to be immediately due and payable if not cured within applicable grace periods, including the failure to make timely payments on the WC Notes or other material indebtedness, the failure to comply with covenants, and specified events of bankruptcy and insolvency.

The Company may redeem the WC Notes on or after September 15, 2014, in whole at any time or in part from time to time, at the Issuer’s option, at a redemption price equal to 103.875% of the principal amount of notes to be redeemed plus accrued and unpaid interest, if any. The Company may redeem the WC Notes on or after September 15, 2015, in whole at any time or in part from time to time, at the Issuer’s option, at a redemption price equal to 101.938% of the principal amount of notes to be redeemed plus accrued and unpaid interest, if any. The Company may redeem the WC Notes on or after September 15, 2016, in whole at any time or in part from time to time, at the Issuer’s option, at a redemption price equal to 100% of the principal amount of notes to be redeemed plus accrued and unpaid interest, if any.

The fair value of the Company’s outstanding WC Notes ($1,250.0 million book value), as determined in accordance with ASC 820 under Level 2 based upon quoted prices for similar items in active markets, was $1,357.4 million as of December 31, 2013.

2012 Notes Issuance

On October 2, 2012, Actavis, Inc., a wholly owned subsidiary of the Company, issued the 2017 Notes, the 2022 Notes, and the 2042 Notes (collectively the “2012 Senior Notes”). Interest payments are due on the 2012 Senior Notes semi-annually in arrears on April 1 and October 1 beginning April 1, 2013.

Actavis, Inc. may redeem the 2012 Senior Notes, in whole at any time or in part from time to time, at the Issuer’s option, at a redemption price equal to the greater of 100% of the principal amount of notes to be redeemed and the sum of the present values of the remaining scheduled payments of principal and interest in respect of the 2012 Senior Notes being redeemed discounted on a semi-annual basis at the treasury rate plus 20 basis points in the case of the 2017 Notes, 25 basis points in the case of the 2022 Notes and 30 basis points in the case of the 2042 Notes plus in each case accrued and unpaid interest, if any, to, but excluding, the date of redemption.

In addition, Actavis, Inc. may redeem the 2022 Notes on or after July 1, 2022 (three months prior to their maturity date), and the 2042 Notes on or after April 1, 2042 (six months prior to their maturity date) in each case, in whole at any time or in part from time to time, at the Issuer’s option at a redemption price equal to 100% of the aggregate principal amount of the 2012 Senior Notes being redeemed, plus, in each case, accrued and unpaid interest, if any, to, but excluding, the date of redemption.

Upon a change of control triggering event and a downgrade of the 2012 Senior Notes below an investment grade rating by each of Moody’s Investors Service, Inc. and Standard & Poor’s Rating Services, the Issuer will be required to make an offer to purchase each of the 2012 Senior Notes at a price equal to 101% of the principal amount of the 2012 Senior Notes to be repurchased, plus any accrued and unpaid interest, if any, to, but excluding, the date of repurchase.

Net proceeds from the offering of the 2012 Senior Notes were used for the Actavis Group Acquisition. The fair value of the Company’s outstanding 2012 Senior Notes ($3,900.0 million book value), as determined in accordance with ASC 820 under Level 2 based upon quoted prices for similar items in active markets, was $3,683.2 million as of December 31, 2013.

2009 Notes Issuance

On August 24, 2009, Actavis, Inc. issued the 2014 Notes and the 2019 Notes (collectively the “2009 Senior Notes”). Interest payments are due on the 2009 Senior Notes semi-annually in arrears on February 15 and August 15, respectively, beginning February 15, 2010.

Actavis, Inc. may redeem the 2019 Notes in whole at any time or in part from time to time, at the Issuer’s option at a redemption price equal to the greater of (i) 100% of the principal amount of the notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest in respect of the notes being redeemed, discounted on a semi-annual basis at the treasury rate plus 40 basis points, plus accrued and unpaid interest, if any, to, but excluding, the date of redemption.

        Upon a change of control triggering event, as defined by the Base Indenture, Actavis, Inc. is required to make an offer to repurchase the 2019 Notes for cash at a repurchase price equal to 101% of the principal amount of the 2019 Notes to be repurchased plus accrued and unpaid interest to the date of purchase.

Net proceeds from the offering of 2009 Senior Notes were used to repay certain debt with the remaining net proceeds being used to fund a portion of the cash consideration for the Arrow Acquisition. The fair value of the Company’s outstanding 2009 Senior Notes ($400.0 million book value), as determined in accordance with ASC 820 under Level 2 based upon quoted prices for similar items in active markets, was $460.9 million as of December 31, 2013.

Annual Debt Maturities

As of December 31, 2013, annual debt maturities were as follows (in millions):

Total Payments
2014	$241.3
2015	241.3
2016	1,166.3
2017	2,159.3
2018	1,784.6
2019 and after	3,100.0

8,692.8

Capital Leases	22.2
Revolving Credit Facility	265.0
Unamortized Premium	103.9
Unamortized Discount	(31.9)

Total Indebtedness	$9,052.0

Amounts represent total anticipated cash payments assuming scheduled repayments under the WC Term Loan Agreement, the ACT Term Loan Agreement and maturities of the Company’s existing notes.

Lease Commitments

The Company has operating leases for certain facilities and equipment. The terms of the operating leases for the Company’s facility leases require the Company to pay property taxes, normal maintenance expense and maintain minimum insurance coverage. Total rental expense for operating leases for December 31, 2013, 2012, and 2011 was $48.1 million, $33.1 million, and $32.4 million, respectively. The Company also has capital leases for certain facilities and equipment, as addressed below. The future minimum lease payments under both capital and operating leases that have remaining terms in excess of one year are:

	Capital	Operating
2014	9.7	50.8
2015	3.9	41.1
2016	3.6	30.4
2017	2.0	22.0
2018	1.0	16.4
Thereafter	3.9	47.9

Total minimum lease payments	24.1	$208.6

Less: amount representing interest	(1.9)

Present value of net minimum lease payments	$22.2

The assets capitalized under capital leases as of December 31, 2013 and 2012 are:

	December 31,
	2013	2012
Machinery & Equipment	$1.3	$7.9
Other	4.5	0.8
Building & Improvements	6.8	0.5
Transportation	15.9	—
Land	6.6	6.5
Computer software / hardware	1.0	—

Total	$36.1	$15.7